Note E - Investment in Marketable Securities (Detail) (USD $)	1 Months Ended							9 Months Ended
	Feb. 29, 2012	Sep. 30, 2012	Jan. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 VRMI I [Member] Minimum [Member]	Dec. 31, 2011 VRMI I [Member] Maximum [Member]	Sep. 30, 2010 VRMI I [Member]	Dec. 31, 2011 VRMI I [Member]	Dec. 31, 2010 VRMI I [Member]	Sep. 30, 2012 Minimum [Member]	Sep. 30, 2012 Maximum [Member]
Investments in and Advances to Affiliates, Balance, Shares (in Shares)		538,178		538,178	533,675				538,178	533,675
Closing Price per Share (in Dollars per share)		$ 1.36							$ 1.10	$ 1.01	$ 0.91	$ 1.45
MarketableSecuritiesShares			60,000
Trading Securities, Realized Gain (Loss) (in Dollars)	$ 15,000							$ 600,000
Percent of Shares Outstanding Owned				4.20%	1.70%				8.50%	8.35%
Trading Securities Realized Gain Loss Per Share (in Dollars)								1.08
Trading Securities Impairment (in Dollars)								$ 600,000
Share Price						$ 1.08	$ 1.40